Advances for Vessels and Drillships under Construction and Acquisitions	6 Months Ended
Jun. 30, 2012
Advances for Vessels and Rigs under Construction and Acquisitions [Abstract]
Vessels and Rigs under Construction and Acquisitions

6. Advances for vessels and Drillships under Construction and Acquisitions:

The amounts shown in the accompanying consolidated balance sheets include milestone payments relating to the shipbuilding contracts with the shipyards, supervision costs and any material related expenses incurred during the construction periods, all of which are capitalized in accordance with the accounting policy discussed in Note 2 of the Consolidated Financial Statements for the year ended December 31, 2011.

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

Balance at December 31, 2011	$1,027,889
Advances for vessels/drillships under construction and related costs	223,111
Vessels/drillships delivered	(278,430)
Balance at June 30, 2012	$972,570

On January 3, 2012, April 25, 2012 and May 31, 2012, the Company took delivery of its newbuilding tankers Calida, Lipari and Petalidi, respectively, while the vessels Woolloomooloo (ex. H1637A) and Raraka (ex. H1638A) were delivered on February 6, 2012 and March 2, 2012, respectively.